Share Based Payment Arrangements - Summary of Changes to Outstanding RSUs (Details) - Restricted Share Units shares in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year | shares		192	272
Number of equity instruments, Granted | shares	[1]	51	63
Number of equity instruments, Reinvested | shares		2	4
Number of equity instruments, Settled | shares		(82)	(145)
Number of equity instruments, Forfeited | shares		(5)	(2)
Number of equity instruments, Balance, end of year | shares		158	192
Weighted average grant date fair value, Balance, beginning of year | $		$ 93.62	$ 58.33
Weighted average grant date fair value, Granted | $	[1]	137.21	115.81
Weighted average grant date fair value, Reinvested | $		104.17	74.69
Weighted average grant date fair value, Settled | $		77.79	36.87
Weighted average grant date fair value, Forfeited | $		115.83	69.92
Weighted average grant date fair value, Balance, end of year | $		$ 115.34	$ 93.62

[1]	Granted RSUs include the conversion of units of Daseke employees (5,182 RSUs)